CONSOLIDATED BALANCE SHEETS (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Current assets:
Cash and cash equivalents	¥ 765,551	¥ 357,715
Accounts receivable
Accounts receivable	762,411	838,226
Credit card receivables	160,446	126,009
Less: Allowance for doubtful accounts	(18,021)	(15,633)
Total accounts receivable and credit card receivables, net	904,836	948,602
Inventories	146,357	141,277
Deferred tax assets	83,609	100,545
Total current assets	2,155,299	2,060,978
Property, plant and equipment:
Wireless telecommunications equipment	5,569,818	5,478,833
Buildings and structures	845,588	830,921
Tools, furniture and fixtures	507,914	516,084
Land	198,842	199,018
Construction in progress	95,251	83,608
Sub-total	7,217,413	7,108,464
Accumulated depreciation and amortization	(4,694,094)	(4,500,874)
Total property, plant and equipment, net	2,523,319	2,607,590
Non-current investments and other assets:
Investments in affiliates	525,456	578,095
Marketable securities and other investments	128,138	151,026
Intangible assets, net	672,256	628,691
Goodwill	205,573	198,436
Other assets
Other assets	249,919	257,911
Deferred tax assets	331,633	274,048
Total non-current investments and other assets	2,112,975	2,088,207
Total assets	6,791,593	6,756,775
Current liabilities:
Current portion of long-term debt	173,102	180,716
Short-term borrowings	276	78
Accounts payable, trade
Accrued payroll	54,801	54,580
Accrued interest	916	995
Accrued income taxes	162,032	185,890
Other current liabilities
Total current liabilities	1,123,168	1,188,162
Long-term liabilities:
Long-term debt (exclusive of current portion)	255,000	429,553
Accrued liabilities for point programs	199,587	151,628
Liability for employees' retirement benefits	152,647	138,447
Other long-term liabilities
Total long-term liabilities	790,831	906,167
Total liabilities	1,913,999	2,094,329
NTT DOCOMO, INC. shareholders' equity
Common stock, without a stated value- Authorized shares 188,130,000 shares at March 31, 2010 188,130,000 shares at March 31, 2011 Issued shares 43,790,000 shares at March 31, 2010 43,650,000 shares at March 31, 2011 Outstanding shares 41,605,742 shares at March 31, 2010 41,467,601 shares at March 31, 2011	949,680	949,680
Additional paid-in capital	732,914	757,109
Retained earnings	3,621,965	3,347,830
Accumulated other comprehensive income (loss)	(76,955)	(37,379)
Treasury stock 2,184,258 shares at March 31, 2010 2,182,399 shares at March 31, 2011	(377,168)	(381,363)
Total NTT DOCOMO, INC. shareholders' equity	4,850,436	4,635,877
Noncontrolling interests	27,158	26,569
Total equity	4,877,594	4,662,446
Commitments and contingencies
Total liabilities and equity	6,791,593	6,756,775
Third parties
Short-term investments
Short-term investments	141,028	313,010
Accounts receivable
Accounts receivable	751,809	827,052
Prepaid expenses and other current assets
Prepaid expenses and other current assets	107,380	102,263
Other assets
Other assets	220,232	247,530
Accounts payable, trade
Accounts payable, trade	495,842	524,526
Other current liabilities
Other current liabilities	120,993	131,337
Other long-term liabilities
Other long-term liabilities	181,275	184,036
Related parties
Short-term investments
Short-term investments		90,000
Accounts receivable
Accounts receivable	10,602	11,174
Prepaid expenses and other current assets
Prepaid expenses and other current assets	6,538	7,566
Other assets
Other assets	29,687	10,381
Accounts payable, trade
Accounts payable, trade	113,495	107,911
Other current liabilities
Other current liabilities	1,711	2,129
Other long-term liabilities
Other long-term liabilities	¥ 2,322	¥ 2,503